Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Equipment and furniture		$ 35,416	$ 9,567
Less accumulated depreciation		(11,274)	(7,239)
Property and equipment, net	$ 22,907	$ 24,142	$ 2,328